Schedule of Investments (unaudited)
May 31, 2025
iShares® Paris-Aligned Climate Optimized MSCI World ex USA ETF
(Formerly iShares® Paris-Aligned Climate MSCI World ex USA ETF)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 5.9%
ANZ Group Holdings Ltd.	29,880	$559,151
Aristocrat Leisure Ltd.	3,948	158,640
ASX Ltd.	1,596	73,331
Brambles Ltd.	7,896	118,110
Cochlear Ltd.	1,245	217,693
Commonwealth Bank of Australia	13,280	1,506,866
Computershare Ltd.	4,731	122,489
CSL Ltd.	3,360	536,155
Goodman Group	27,473	582,708
James Hardie Industries PLC(a)	1,909	43,920
Macquarie Group Ltd.	2,903	400,470
Medibank Pvt Ltd.	17,220	52,920
National Australia Bank Ltd.	29,382	719,038
Northern Star Resources Ltd.	15,708	213,609
QBE Insurance Group Ltd.	8,051	120,267
REA Group Ltd.	588	90,826
Scentre Group	151,536	358,792
SGH Ltd.	1,437	46,992
Sigma Healthcare Ltd.	52,705	105,981
Sonic Healthcare Ltd.	2,016	34,676
Stockland	81,091	285,590
Suncorp Group Ltd.	24,734	329,525
Transurban Group	63,412	579,527
Vicinity Ltd.	324,696	515,684
Wesfarmers Ltd.	13,612	728,329
Westpac Banking Corp.	9,996	209,725
WiseTech Global Ltd.	941	65,017
Xero Ltd.(a)	672	79,826
		8,855,857
Austria — 0.3%
Erste Group Bank AG	2,777	223,631
Verbund AG	3,024	236,276
		459,907
Belgium — 1.2%
Anheuser-Busch InBev SA	9,448	667,152
Argenx SE(a)	282	161,804
D'ieteren Group	528	108,424
Groupe Bruxelles Lambert NV	1,577	129,032
KBC Group NV	3,108	307,266
Lotus Bakeries NV	11	113,910
Sofina SA	166	48,106
UCB SA	1,494	271,788
		1,807,482
Canada — 12.7%
Agnico Eagle Mines Ltd.	6,026	710,333
Alamos Gold Inc., Class A	4,565	118,221
Bank of Montreal	3,780	405,916
BCE Inc.	83	1,808
Brookfield Asset Management Ltd., Class A	1,992	112,072
CAE Inc.(a)	3,612	92,988
Cameco Corp.	2,822	165,205
Canadian Imperial Bank of Commerce	9,576	651,937
CCL Industries Inc., Class B, NVS	1,428	83,275
Celestica Inc., NVS(a)	1,162	134,561
CGI Inc.	2,778	298,640
Constellation Software Inc./Canada	166	601,870
Dollarama Inc.	5,561	715,209
Element Fleet Management Corp.	12,201	290,722
Fairfax Financial Holdings Ltd.	204	347,110
FirstService Corp.	510	89,395
Security	Shares	Value
Canada (continued)
GFL Environmental Inc.	3,612	$182,554
Gildan Activewear Inc.	2,520	117,337
Great-West Lifeco Inc.	12,450	472,562
Hydro One Ltd.(b)	28,967	1,066,567
iA Financial Corp. Inc.	2,739	278,860
IGM Financial Inc.	4,032	128,715
Intact Financial Corp.	3,071	696,729
Ivanhoe Mines Ltd., Class A(a)(c)	42,496	329,167
Kinross Gold Corp.	19,173	283,051
Loblaw Companies Ltd.	3,908	659,321
Lundin Gold Inc.	1,660	80,209
Lundin Mining Corp.	32,928	311,681
Manulife Financial Corp.	23,655	753,251
Metro Inc./CN	4,620	360,349
National Bank of Canada	3,360	330,699
Open Text Corp.	664	18,802
Pan American Silver Corp.	6,300	153,650
Power Corp. of Canada	9,744	377,093
Quebecor Inc., Class B	6,300	177,246
RB Global Inc.	924	97,352
Restaurant Brands International Inc.	3,652	260,737
Rogers Communications Inc., Class B, NVS	1,411	37,878
Royal Bank of Canada	13,356	1,692,821
Shopify Inc., Class A(a)	8,466	904,619
Stantec Inc.	3,948	406,120
Sun Life Financial Inc.	9,960	641,574
TFI International Inc.	498	42,998
Thomson Reuters Corp.	2,407	478,225
TMX Group Ltd.	7,885	318,710
Toromont Industries Ltd.	1,848	160,258
Toronto-Dominion Bank (The)	16,102	1,111,951
Wheaton Precious Metals Corp.	8,466	733,553
WSP Global Inc.	2,407	493,221
		18,977,122
China — 0.1%
Wharf Holdings Ltd. (The)	31,000	82,311
Denmark — 2.7%
Carlsberg A/S, Class B	1,512	216,431
Coloplast A/S, Class B	1,208	117,442
Danske Bank A/S	1,009	38,665
Demant A/S(a)	840	32,990
DSV A/S	1,494	351,814
Genmab A/S(a)	336	70,882
Novo Nordisk A/S, Class B	25,133	1,785,645
Novonesis Novozymes B, Class B	6,975	491,460
Orsted A/S(a)(b)	3,071	126,207
Pandora A/S	840	153,546
Rockwool AS, Class B	4,620	219,229
Tryg A/S	2,688	69,062
Vestas Wind Systems A/S	24,473	387,047
		4,060,420
Finland — 1.2%
Elisa OYJ	664	35,007
Kesko OYJ, Class B	20,252	489,765
Kone OYJ, Class B	4,032	251,583
Nokia OYJ	47,073	244,982
Orion OYJ, Class B	2,191	148,653
Sampo OYJ, Class A	40,670	434,037
UPM-Kymmene OYJ	5,880	162,742
		1,766,769

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Paris-Aligned Climate Optimized MSCI World ex USA ETF
(Formerly iShares® Paris-Aligned Climate MSCI World ex USA ETF)
(Percentages shown are based on Net Assets)
Security	Shares	Value
France — 9.6%
Aeroports de Paris SA	498	$66,757
Air Liquide SA	830	171,983
Alstom SA(a)	9,061	204,828
Amundi SA(b)	672	54,864
AXA SA	13,197	622,048
BioMerieux	415	55,650
BNP Paribas SA	2,407	210,792
Capgemini SE	664	110,266
Cie de Saint-Gobain SA	3,538	398,322
Covivio SA/France	7,968	478,078
Dassault Systemes SE	7,232	271,189
Edenred SE	4,608	143,953
Eiffage SA	2,407	331,073
EssilorLuxottica SA	2,739	761,040
Eurazeo SE	836	58,463
Eurofins Scientific SE	2,490	166,080
Gecina SA	5,229	575,560
Getlink SE	30,876	590,589
Hermes International SCA	267	736,256
Ipsen SA	1,342	158,007
Kering SA	166	32,444
Klepierre SA	16,268	636,852
Legrand SA	4,399	534,285
L'Oreal SA	2,407	1,018,800
LVMH Moet Hennessy Louis Vuitton SE	2,158	1,170,514
Pernod Ricard SA	3,276	338,746
Publicis Groupe SA	1,079	117,618
Sanofi SA	10,292	1,019,329
Sartorius Stedim Biotech	252	55,510
Schneider Electric SE	7,553	1,905,709
STMicroelectronics NV	2,158	54,176
Teleperformance SE	667	67,415
Unibail-Rodamco-Westfield, New	2,324	220,409
Vinci SA	6,888	984,196
		14,321,801
Germany — 7.4%
adidas AG	1,328	331,221
Allianz SE, Registered	3,569	1,415,513
Beiersdorf AG	1,494	204,925
Commerzbank AG	2,211	67,345
Deutsche Bank AG, Registered	12,554	347,684
Deutsche Boerse AG	1,428	460,028
Deutsche Post AG, Registered	2,988	134,080
Deutsche Telekom AG, Registered	18,675	707,193
Hannover Rueck SE	446	141,028
Henkel AG & Co. KGaA	1,049	77,023
Infineon Technologies AG	12,699	493,734
LEG Immobilien SE	1,680	142,641
Merck KGaA	1,428	187,123
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	1,273	824,741
Qiagen NV	3,403	153,608
Rational AG	84	69,068
Rheinmetall AG	415	889,456
SAP SE	8,217	2,485,807
Scout24 SE(b)	252	34,336
Siemens AG, Registered	4,731	1,137,915
Siemens Healthineers AG(b)	2,354	124,591
Symrise AG, Class A	1,344	160,700
Talanx AG(a)	431	55,914
Vonovia SE	9,156	299,992
Security	Shares	Value
Germany (continued)
Zalando SE(a)(b)	1,260	$45,019
		10,990,685
Hong Kong — 1.6%
AIA Group Ltd.	99,600	829,082
CK Asset Holdings Ltd.	41,500	171,426
Futu Holdings Ltd., ADR	504	51,373
Henderson Land Development Co. Ltd.	115,000	358,900
Hong Kong Exchanges & Clearing Ltd.	10,500	525,255
MTR Corp. Ltd.	83,000	289,374
Techtronic Industries Co. Ltd.	12,000	133,660
		2,359,070
Ireland — 0.3%
Kerry Group PLC, Class A	1,079	117,950
Kingspan Group PLC	4,050	347,853
		465,803
Israel — 0.7%
Azrieli Group Ltd.	2,957	226,096
Bank Hapoalim BM	10,790	181,017
Bank Leumi Le-Israel BM	5,292	85,404
Check Point Software Technologies Ltd.(a)	504	115,356
CyberArk Software Ltd.(a)	168	64,307
Elbit Systems Ltd.	278	111,708
Monday.com Ltd.(a)	166	49,383
Nice Ltd.(a)	504	85,361
Teva Pharmaceutical Industries Ltd., ADR(a)(c)	8,597	144,258
Wix.com Ltd.(a)	83	12,363
		1,075,253
Italy — 3.3%
Banco BPM SpA	33,151	381,064
BPER Banca SpA	15,708	139,529
Davide Campari-Milano NV	14,193	92,681
DiaSorin SpA	664	68,914
Enel SpA	24,036	220,939
Ferrari NV	1,494	715,082
FinecoBank Banca Fineco SpA	8,820	190,741
Intesa Sanpaolo SpA	10,790	60,237
Mediobanca Banca di Credito Finanziario SpA	23,856	567,502
Moncler SpA	2,822	176,660
Nexi SpA(b)	5,470	32,913
Poste Italiane SpA(b)	5,802	125,974
Recordati Industria Chimica e Farmaceutica SpA	5,478	328,740
Terna - Rete Elettrica Nazionale	86,071	877,671
UniCredit SpA	14,608	939,389
Unipol Gruppo SpA	2,195	42,960
		4,960,996
Japan — 17.5%
Advantest Corp.	8,300	419,782
Ajinomoto Co. Inc.	1,800	45,000
Asahi Group Holdings Ltd.	13,800	181,884
Asics Corp.	8,300	200,039
Astellas Pharma Inc.	28,600	282,500
Bandai Namco Holdings Inc.	8,300	263,704
Canon Inc.	8,400	256,612
Capcom Co. Ltd.	1,800	53,400
Central Japan Railway Co.	41,500	906,597
Chiba Bank Ltd. (The)	3,600	32,717
Chugai Pharmaceutical Co. Ltd.	8,300	433,937
Concordia Financial Group Ltd.	16,600	106,416
Daifuku Co. Ltd.	8,300	219,666
Daiichi Sankyo Co. Ltd.	16,600	441,791
Daiwa Securities Group Inc.	12,700	85,907

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Paris-Aligned Climate Optimized MSCI World ex USA ETF
(Formerly iShares® Paris-Aligned Climate MSCI World ex USA ETF)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Disco Corp.	1,100	$246,412
East Japan Railway Co.	24,900	521,849
Eisai Co. Ltd.	2,400	68,717
FANUC Corp.	16,600	443,041
Fast Retailing Co. Ltd.	1,600	532,943
FUJIFILM Holdings Corp.	8,400	189,611
Fujikura Ltd.	200	9,283
Fujitsu Ltd.	11,100	254,216
Hikari Tsushin Inc.	700	190,549
Hitachi Ltd.	18,400	512,630
Hoshizaki Corp.	1,400	52,146
Hoya Corp.	4,000	472,272
Hulic Co. Ltd.	8,400	85,051
Japan Exchange Group Inc.	20,400	223,450
Japan Post Bank Co. Ltd.	20,000	215,692
KDDI Corp.	8,300	143,677
Keyence Corp.	1,800	753,426
Kobe Bussan Co. Ltd.	2,700	85,318
Komatsu Ltd.	8,300	252,247
Konami Group Corp.	1,000	135,742
Kyocera Corp.	16,800	204,265
Lasertec Corp.	1,700	169,539
M3 Inc.	2,700	37,904
Makita Corp.	8,300	254,289
Mitsubishi Corp.	1,700	34,388
Mitsubishi Estate Co. Ltd.	17,800	323,497
Mitsubishi UFJ Financial Group Inc.	85,400	1,194,601
Mitsui Fudosan Co. Ltd.	16,600	158,986
Mizuho Financial Group Inc.	16,600	461,617
MonotaRO Co. Ltd.	1,700	35,069
MS&AD Insurance Group Holdings Inc.	8,300	197,693
Murata Manufacturing Co. Ltd.	33,200	481,693
NEC Corp.	10,300	268,864
Nexon Co. Ltd.	3,000	54,004
Nidec Corp.	7,600	147,553
Nintendo Co. Ltd.	8,900	726,119
Nippon Building Fund Inc.	498	455,119
Nippon Paint Holdings Co. Ltd.	8,300	62,526
Nitto Denko Corp.	8,300	150,979
Nomura Research Institute Ltd.	600	23,129
NTT Data Group Corp.	8,300	228,650
Obic Co. Ltd.	4,700	171,529
Olympus Corp.	16,600	212,696
Ono Pharmaceutical Co. Ltd.	8,300	90,373
Oracle Corp./Japan(a)	900	105,432
Oriental Land Co. Ltd./Japan	8,400	186,655
ORIX Corp.	16,600	351,785
Otsuka Holdings Co. Ltd.	3,600	183,024
Rakuten Group Inc.(a)	19,600	107,876
Recruit Holdings Co. Ltd.	10,500	625,382
Renesas Electronics Corp.	24,900	302,421
Resona Holdings Inc.	8,400	74,450
Sanrio Co. Ltd.	1,300	57,169
SBI Holdings Inc.	8,300	251,370
SCREEN Holdings Co. Ltd.	1,300	92,491
Secom Co. Ltd.	200	7,283
Shimano Inc.	800	113,340
Shin-Etsu Chemical Co. Ltd.	16,600	530,041
Shionogi & Co. Ltd.	19,400	323,932
SMC Corp.	900	337,466
SoftBank Group Corp.	8,300	433,578
Sompo Holdings Inc.	8,600	260,248
Security	Shares	Value
Japan (continued)
Sony Group Corp.	51,600	$1,381,122
Sumitomo Mitsui Financial Group Inc.	27,000	693,655
Sysmex Corp.	8,300	139,276
T&D Holdings Inc.	8,300	189,884
Takeda Pharmaceutical Co. Ltd.	11,100	333,278
TDK Corp.	16,800	183,964
Terumo Corp.	16,600	304,723
TIS Inc.	8,300	272,214
Toho Co. Ltd./Tokyo	600	31,631
Tokio Marine Holdings Inc.	16,800	710,511
Tokyo Electron Ltd.	3,700	582,250
Toyota Motor Corp.	66,400	1,264,137
Trend Micro Inc./Japan	300	22,468
Unicharm Corp.	8,300	66,022
ZOZO Inc.	11,000	119,187
		26,101,571
Netherlands — 4.1%
Adyen NV(a)(b)	166	318,135
AerCap Holdings NV	1,577	182,506
Akzo Nobel NV	1,577	107,623
ASM International NV	335	182,322
ASML Holding NV	3,237	2,384,826
ASR Nederland NV	2,352	150,818
BE Semiconductor Industries NV	166	20,060
Coca-Cola Europacific Partners PLC	3,320	304,743
DSM-Firmenich AG	1,848	205,717
EXOR NV, NVS	3,984	383,574
Heineken NV	996	88,856
IMCD NV	420	57,086
ING Groep NV	3,551	75,431
InPost SA(a)	9,628	158,243
NN Group NV	6,142	386,465
Prosus NV	14,286	733,846
Universal Music Group NV	6,300	201,584
Wolters Kluwer NV	1,092	193,644
		6,135,479
New Zealand — 0.4%
Auckland International Airport Ltd.	48,447	218,569
Contact Energy Ltd.	10,209	55,918
Fisher & Paykel Healthcare Corp. Ltd.	1,596	34,733
Meridian Energy Ltd.	71,232	233,220
		542,440
Norway — 1.3%
DNB Bank ASA	24,024	642,541
Gjensidige Forsikring ASA	12,118	306,801
Kongsberg Gruppen ASA	336	59,176
Mowi ASA	25,232	471,146
Orkla ASA	12,180	138,109
Salmar ASA	8,383	373,677
		1,991,450
Portugal — 0.3%
EDP Renovaveis SA	14,691	148,283
EDP SA	79,597	317,699
		465,982
Singapore — 1.6%
CapitaLand Ascendas REIT	294,800	604,993
CapitaLand Integrated Commercial Trust	547,810	887,326
DBS Group Holdings Ltd.(c)	8,300	286,371
Genting Singapore Ltd.	41,500	22,138
Grab Holdings Ltd., Class A(a)(c)	33,532	163,301
Sea Ltd., ADR(a)	2,158	346,078

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Paris-Aligned Climate Optimized MSCI World ex USA ETF
(Formerly iShares® Paris-Aligned Climate MSCI World ex USA ETF)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Singapore (continued)
Singapore Exchange Ltd.	9,700	$105,348
		2,415,555
Spain — 2.8%
Aena SME SA(b)	1,932	519,776
Amadeus IT Group SA	4,169	346,736
Banco Bilbao Vizcaya Argentaria SA	21,580	323,958
Banco Santander SA	114,540	913,760
CaixaBank SA	26,809	227,411
Cellnex Telecom SA(b)	588	22,544
Ferrovial SE	13,612	693,460
Industria de Diseno Textil SA	14,532	787,275
Redeia Corp. SA	17,643	364,991
		4,199,911
Sweden — 3.4%
AddTech AB, Class B	672	23,094
Assa Abloy AB, Class B	4,233	134,358
Atlas Copco AB, Class A	26,394	423,962
Atlas Copco AB, Class B	22,659	322,568
Boliden AB(a)	5,893	184,234
Epiroc AB, Class A	8,881	198,489
Epiroc AB, Class B	5,050	98,726
Fastighets AB Balder, Class B(a)	3,403	23,860
H & M Hennes & Mauritz AB, Class B	5,146	73,652
Hexagon AB, Class B	32,868	331,358
Holmen AB, Class B	3,569	147,357
Industrivarden AB, Class A	1,228	44,519
Industrivarden AB, Class C	3,735	134,997
Indutrade AB	1,260	34,144
Investor AB, Class B	14,076	414,508
Nibe Industrier AB, Class B	21,663	88,823
Nordea Bank Abp	20,584	298,429
Sagax AB, Class B	7,387	161,774
Sandvik AB	11,686	255,078
Skandinaviska Enskilda Banken AB, Class A	19,270	321,524
Skanska AB, Class B	6,641	157,992
Svenska Cellulosa AB SCA, Class B	22,908	309,673
Svenska Handelsbanken AB, Class A	24,900	332,682
Swedbank AB, Class A	3,874	104,898
Tele2 AB, Class B	12,012	179,726
Telefonaktiebolaget LM Ericsson, Class B	20,515	174,635
Trelleborg AB, Class B	2,288	83,731
		5,058,791
Switzerland — 10.2%
ABB Ltd., Registered	22,576	1,278,878
Alcon AG	4,067	350,237
Baloise Holding AG, Registered	2,100	498,379
Banque Cantonale Vaudoise, Registered	1,385	160,462
BKW AG	2,573	542,949
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	9	144,914
Chocoladefabriken Lindt & Spruengli AG, Registered	2	314,220
EMS-Chemie Holding AG, Registered	9	6,839
Galderma Group AG	913	119,953
Geberit AG, Registered	779	581,859
Givaudan SA, Registered	138	694,014
Julius Baer Group Ltd.	2,573	169,697
Logitech International SA, Registered	1,319	109,907
Lonza Group AG, Registered	581	403,159
Novartis AG, Registered	17,015	1,964,026
Partners Group Holding AG	249	334,250
Roche Holding AG, Bearer	252	86,107
Security	Shares	Value
Switzerland (continued)
Roche Holding AG, NVS	5,561	$1,801,470
Sandoz Group AG	4,067	206,903
Schindler Holding AG, Participation Certificates, NVS	943	336,031
Schindler Holding AG, Registered	498	171,262
SGS SA	504	52,639
SIG Group AG	756	15,458
Sika AG, Registered	1,512	405,778
Sonova Holding AG, Registered	603	189,404
Straumann Holding AG	1,176	151,267
Swiss Life Holding AG, Registered	336	335,576
Swiss Prime Site AG, Registered	5,063	720,023
Swiss Re AG	2,940	519,480
Swisscom AG, Registered	664	456,731
Temenos AG, Registered	504	37,474
UBS Group AG, Registered	25,315	807,562
VAT Group AG(b)	747	284,989
Zurich Insurance Group AG	1,411	989,728
		15,241,625
United Kingdom — 9.6%
3i Group PLC	14,774	811,464
Admiral Group PLC	2,604	117,625
Antofagasta PLC	23,074	550,845
Ashtead Group PLC	8,466	495,731
AstraZeneca PLC	12,367	1,811,567
Auto Trader Group PLC(b)	6,384	68,370
Aviva PLC	64,906	534,787
Barclays PLC	159,858	707,924
Barratt Redrow PLC	20,003	124,329
Bunzl PLC	1,577	50,544
Coca-Cola HBC AG, Class DI	1,494	77,856
Compass Group PLC	5,063	178,029
Croda International PLC	3,186	131,870
Diageo PLC	23,572	639,773
Experian PLC	6,225	310,038
GSK PLC	37,765	767,156
Haleon PLC	87,731	489,743
Halma PLC	6,164	241,654
Hikma Pharmaceuticals PLC	1,680	48,494
HSBC Holdings PLC	135,124	1,591,898
Informa PLC	23,577	249,989
InterContinental Hotels Group PLC	1,512	173,257
Intertek Group PLC	252	16,271
Land Securities Group PLC	34,445	294,130
Lloyds Banking Group PLC	568,716	592,379
London Stock Exchange Group PLC	2,407	366,241
NatWest Group PLC, NVS	46,895	332,994
Next PLC	2,324	403,323
Pearson PLC	6,806	106,894
Prudential PLC	10,873	123,667
RELX PLC	12,768	687,099
Rentokil Initial PLC	30,710	145,784
Rolls-Royce Holdings PLC	14,691	170,959
Schroders PLC	11,869	56,910
Segro PLC	52,539	494,088
Smith & Nephew PLC	8,947	129,831
Smiths Group PLC	3,652	106,155
Spirax Group PLC	581	44,831
Wise PLC, Class A(a)	3,071	45,563
WPP PLC	9,545	77,086
		14,367,148

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Paris-Aligned Climate Optimized MSCI World ex USA ETF
(Formerly iShares® Paris-Aligned Climate MSCI World ex USA ETF)
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States — 0.4%
Spotify Technology SA(a)	996	$662,479
Total Common Stocks — 98.6% (Cost: $132,355,626)		147,365,907
Preferred Stocks
Germany — 0.3%
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)	3,360	162,064
Henkel AG & Co. KGaA, Preference Shares, NVS	1,527	122,351
Sartorius AG, Preference Shares, NVS	336	80,599
		365,014
Total Preferred Stocks — 0.3% (Cost: $420,329)		365,014
Total Long-Term Investments — 98.9% (Cost: $132,775,955)		147,730,921
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(d)(e)(f)	393,873	394,030
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(e)	240,000	$240,000
Total Short-Term Securities — 0.4% (Cost: $634,029)		634,030
Total Investments — 99.3% (Cost: $133,409,984)		148,364,951
Other Assets Less Liabilities — 0.7%		1,068,487
Net Assets — 100.0%		$149,433,438

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$394,044 (a)	$—	$(15)	$1	$394,030	393,873	$108 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	30,000	210,000 (a)	—	—	—	240,000	240,000	758	—
				$(15)	$1	$634,030		$866	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
STOXX Europe 600 Index	34	06/20/25	$1,060	$22,793
Equity Swap contracts
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a)
H & M Hennes & Mauritz AB, Class B	HSBC Bank PLC	$95,530	02/10/28	0.45%	1M STIBOR	Monthly	$(19)
Hong Kong Exchanges & Clearing Ltd.	HSBC Bank PLC	4,683	02/10/28	0.00%	HONIA	Monthly	319

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Paris-Aligned Climate Optimized MSCI World ex USA ETF
(Formerly iShares® Paris-Aligned Climate MSCI World ex USA ETF)

Equity Swap contracts (continued)
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Redeia Corp. SA	HSBC Bank PLC	$162,458	02/10/28	0.00%	1D ESTR	Monthly	$5,691
Redeia Corp. SA	JPMorgan Chase Bank NA	268,012	02/11/26	0.28%	1D ESTR	Monthly	11,022
Singapore Exchange Ltd.	HSBC Bank PLC	76,113	02/10/28	0.55%	SORA	Monthly	(1,175)
Total long positions of equity swaps							15,838
Net dividends and financing fees							(1,498)
Total equity swap contracts including dividends and financing fees							$14,340

(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$21,734,577	$125,631,330	$—	$147,365,907
Preferred Stocks	—	365,014	—	365,014
Short-Term Securities
Money Market Funds	634,030	—	—	634,030
	$22,368,607	$125,996,344	$—	$148,364,951
Derivative Financial Instruments(a)
Assets
Equity Contracts	$22,793	$17,032	$—	$39,825
Liabilities
Equity Contracts	—	(1,194)	—	(1,194)
	$22,793	$15,838	$—	$38,631

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Paris-Aligned Climate Optimized MSCI World ex USA ETF
(Formerly iShares® Paris-Aligned Climate MSCI World ex USA ETF)

Portfolio Abbreviation
1D ESTR	EUR - 1D Euro Short Term Rate
1M STIBOR	SEK - 1M Stockholm Interbank Offer Rate
ADR	American Depositary Receipt
HONIA	HKD - Overnight Index Average

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
SORA	SGD - Overnight Rate Average